Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Leases

13 LEASES

The Group has operating leases primarily for office facilities which have lease terms varying from one to three years.

Total lease costs for the years ended March 31, 2024, 2025 and 2026 were RMB6,803, RMB2,138 and RMB1,518, respectively, included in research and development, sales and marketing and general and administrative expenses in the Group’s Consolidated Statements of Operations and Comprehensive (Loss)/Income. Out of the total lease costs, there were RMB2,718, RMB244 and RMB1,052 of expenses for short-term leases within 12 months for the years ended March 31, 2024, 2025 and 2026, respectively. As of March 31, 2025 and 2026, the operating lease arrangements of the Group, primarily for office, that have not yet commenced was not material.

Supplemental cash flow information related to leases were as follows:

	For the year ended March 31,	For the year ended March 31,
	2025	2026
	RMB	RMB

Cash paid for the rentals included in the lease liabilities	1,933	782
Right-of-use assets obtained in exchange for lease liabilities	197	546

As of March 31, 2025 and 2026, supplemental consolidated balance sheet information related to leases were as follows:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB
Right-of-use assets	941	1,054
Current portion of lease liabilities	620	529
Non-current lease liabilities	352	239

Lease term and discount rates were as follows:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB
Weighted-average remaining lease term
Operating leases	2.75 years	2.01 years
Weighted-average incremental borrow rate
Operating leases	3.60%	3.39%

As of March 31,
2026
RMB
Maturities of lease liabilities were as follows:
2027	549
2028	245
Total undiscounted lease payments	794
Less: imputed interest	(26)
Total present value of lease liabilities	768